Note 15 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2024	December 31, 2025
Interest rate swap contract	Current assets – Derivative	184,392	-
Interest rate swap contract	Long - term assets – Derivative	200,636	-
Total derivative assets		385,028	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of (loss) / gain recognized	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Interest rate swap contracts– Change in fair value of derivatives	Gain / (loss) on derivatives, net	(4,036,107)	609,209	(385,028)
Interest rate swap contracts- Realized gain / (loss)	Gain / (loss) on derivatives, net	4,214,235	392,545	146,404
Total net gain / (loss) on interest rate swap contracts		178,128	1,001,754	(238,624)